Critical accounting estimates and assumptions (Details) - EUR (€) € in Thousands		1 Months Ended
	Nov. 13, 2025	Nov. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Jul. 03, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2019
Critical accounting estimates and assumptions
Retained earnings			€ (306,029)	€ (217,735)
Equity financing	€ 22,000	€ (22,000)
Total assets			118,471	158,406
Cash and cash equivalents			30,001	34,186		€ 21,610	€ 17,888
Current financial assets			18,000	51,369
Current assets			€ 61,213	98,083
Discount rate fixed part reimbursement recoverable cash advances			5.00%
Discount rate variable part reimbursement recoverable cash advances			12.50%
Costs capitalized as intangible assets			€ 50,108	50,381
Convertible bonds
Critical accounting estimates and assumptions
Notional amount	45,000	45,000	45,000
Convertible bonds | First tranche
Critical accounting estimates and assumptions
Notional amount	22,500	22,500	22,500
Convertible bonds | Second tranche
Critical accounting estimates and assumptions
Notional amount	€ 22,500	€ 22,500	22,500		€ 22,500
Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets			55,958	54,001		€ 49,262
Genio system, first-generation | Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets								€ 11,400
Genio system, second-generation | Cost
Critical accounting estimates and assumptions
Costs capitalized as intangible assets			€ 43,900	€ 42,000